GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

         The information required to be contained in this report for the period ending December 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund
Alger American MidCap Growth Portfolio
Alger American Balanced Portfolio
File No. 811-0550
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0000930413-03-000579

American Century Quantitative Equity Funds
American Century Income & Growth Fund
File No. 811-05447
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000827060-03-000003

Fidelity Variable Insurance Products I Fund
Fidelity Growth Portfolio
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000356494-03-000003

Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund Portfolio
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000831016-03-000020

Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000222

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000009

Maxim Series Fund, Inc.
Maxim Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000004

Maxim Series Fund, Inc.
Maxim Templeton(R) International Equity Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000003

Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000005

Maxim Series Fund, Inc.
Maxim INVESCO Small-Cap Growth Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000018

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000021

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000020

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000017

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000022

Maxim Series Fund, Inc.
Maxim Ariel MidCap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000019

Maxim Series Fund, Inc.
Maxim Founders Growth & Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000010

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000024

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000016

Maxim Series Fund, Inc.
Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000013

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000023

Maxim Series Fund, Inc.
Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000015

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000026

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000006

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000007

Maxim Series Fund, Inc.
Maxim Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I Moderately Conservative Profile I and Conservative Profile I Portfolios
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000356476-03-000030

Pioneer Variable Contracts Trust
Pioneer Equity Income Fund
File No. 811-08786
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0000930709-03-000020

RS Investment Trust
RS Emerging Growth Fund
File No. 811-05159
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0000935069-03-000150

SteinRoe Variable Investment Trust
SteinRoe Balanced Fund
File No. 811-07556
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0001047469-03-007558